Federated Hermes Income Securities Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 30, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	Federated Hermes Muni and Stock Advantage Fund (the “Fund”)
Class A Shares Class B Shares Class C Shares Class F Shares Institutional Shares

1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 31, 2020, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 225 on December 28, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary